Deposits	12 Months Ended
Dec. 31, 2011
Deposits

Note 7. Deposits

The composition of deposits as of December 31, is as follows:

	2011	2010
Non-interest bearing	$116,894,676	$95,324,759
NOW and money market accounts	172,585,498	164,325,092
Savings deposits	41,876,977	37,778,537
Time deposits, $100,000 or more	119,481,007	115,987,517
Other time deposits	121,499,977	124,013,818

Total	$572,338,135	$537,429,723

The scheduled maturities of certificates of deposit at December 31, 2011 are as follows:

Year Ending December 31,	Amount
2012	$212,816,233
2013	25,371,892
2014	2,477,647
2015	300,617
2016	14,595

$240,980,984

Interest expense for time deposits over $100,000 was approximately $1,158,000, $2,172,000 and $3,746,000 for the years ended December 31, 2011, 2010 and 2009, respectively.